Inventories - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Inventories
Current portion: - Consumables and supplies	$ 4,419	¥ 27,718	¥ 30,987
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	11,440	71,758	68,775
Total current and non-current inventories	15,859	99,476	99,762
Consumables and supplies
Inventories
Current portion: - Consumables and supplies	4,419	27,718	30,987
Processing costs capitalized in donated umbilical cord blood
Inventories
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	$ 11,440	¥ 71,758	¥ 68,775